Consolidated Statements of Shareholders Equity - CAD ($)	Total	Common Stock [Member]	Common Shares Issuable [Member]	Reserves [Member]	Accumulated other comprehensive income-Foreign Currency Translation [member]	Deficit [member]
Balance, shares at Jan. 31, 2018		82,373,559
Balance, amount at Jan. 31, 2018	$ (55,792)	$ 10,047,733		$ 15,713,439		$ (25,816,964)
Statement [Line Items]
Common shares issued for services, shares		1,197,869
Common shares issued for services, amount	673,435	$ 663,435	10,000
Common shares issued for settlement of convertible debenture, shares		3,750,000
Common shares issued for settlement of convertible debenture, amount	2,600,857	$ 1,668,226		932,631
Common shares issued for asset acquisition, shares		5,000,000
Common shares issued for asset acquisition, amount	6,650,000	$ 6,650,000
Common shares issued for asset acquisition, shares		500,000
Common shares issued for asset acquisition, amount	830,000	$ 830,000
Common shares and warrants issued for cash, shares		4,078,250
Common shares and warrants issued for cash, amount	1,536,605	$ 1,536,605
Warrants issued for finder's fee	174,813			174,813
Beneficial conversion feature	185,753			185,753
Share-based payments	31,566			31,566
Foreign currency translation adjustment of foreign operations	123,065				123,065
Net loss	$ (9,254,790)					$ (9,254,790)
Balance, shares at Jan. 31, 2019		96,899,678
Balance, amount at Jan. 31, 2019	$ 3,495,512	$ 21,395,999	$ 10,000	$ 17,038,202	$ 123,065	$ (35,071,754)
Statement [Line Items]
Common shares issued for services, shares		1,237,896
Common shares issued for services, amount	205,129	$ 215,129	(10,000)
Common shares and warrants issued for cash, shares		66,950,000
Common shares and warrants issued for cash, amount	16,390,000	$ 16,390,000
Warrants issued for finder's fee	1,001,565
Share-based payments	1,597,655			1,597,655
Foreign currency translation adjustment of foreign operations	48,962				48,962
Net loss	(19,588,762)					$ (19,588,762)
Common shares issued for settlement of accounts payable and accrued liabilities, shares		1,690,323
Common shares issued for settlement of accounts payable and accrued liabilities, amount	338,065	$ 338,065
Common shares issued for conversion of convertible debenture, shares		595,238
Common shares issued for conversion of convertible debenture, amount	250,000	$ 261,821		(11,821)
Common shares and warrants issued as share issue costs, shares		4,708,000
Common shares and warrants issued as share issue costs, amount	$ (80,000)	$ (1,081,566)		$ 1,001,566
Balance, shares at Jan. 31, 2020		172,081,135
Balance, amount at Jan. 31, 2020	$ 2,656,561	$ 37,519,448		$ 19,625,602	$ 172,027	$ (54,660,516)